Loans from Related Parties (Details) - Schedule of Loans from Related Parties - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loans from Related Parties [Abstract]
Total loans from related parties	$ 43	$ 50
Loans from Related Parties [Member]
Schedule of Loans from Related Parties [Abstract]
Total loans from related parties		50
Loans from related parties in respect of salaries [Member]
Schedule of Loans from Related Parties [Abstract]
Total loans from related parties	$ 43